Material Events in the Reporting Period (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Jun. 09, 2020	May 10, 2020	Mar. 12, 2020	May 19, 2020	Apr. 30, 2020
Material Events in the Reporting Period (Textual)
Issuance of ADSs shares	32,000,000	3,500,000		41,666,670	26,500,000
ADSs [Member]
Material Events in the Reporting Period (Textual)
Public offering of ADSs	$ 6,400	$ 350		$ 5,000	$ 2,650
Issuance of ADSs shares	6,400,000	700,000		8,333,334	5,300,000
ADSs price per share	$ 1.00	$ 0.50		$ 0.60	$ 0.50
Issuance expenses net	$ 5,816	$ 321		$ 4,498	$ 2,294
Employees [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares	4,050,000		550,000
Issued options to purchase ordinary shares exercise price	$ 0.23		$ 0.54
Vesting options description	One third of the options, an exercise price of NIS 1.06 (approximately $0.31 per share at the grant date) for the second third of the options and an exercise price of NIS 1.33 (approximately $0.38 per share at the grant date) for the last third of the options. The options shall vest over 12 quarters until fully vested by March 31, 2023.		One third of the options shall vest after one year and the balance of the remaining options shall vest over 8 quarters until fully vested by March 31, 2023.
Total aggregate fair value of options	$ 377		$ 10
Weighted average volatility	82.40%		77.30%
Risk free interest rate	0.22%		0.22%
Dividend yield	0.00%		0.00%
Weighted average life of options	3 years		3 years
Ordinary shares previously granted value	200,000		3,194,205
Total expense of grant value	$ 39
Employees [Member] | NIS [Member]
Material Events in the Reporting Period (Textual)
Issued options to purchase ordinary shares exercise price	$ 0.787		$ 1.95